Borrowings - Additional Information (Detail) In Millions, unless otherwise specified	1 Months Ended		3 Months Ended	12 Months Ended					1 Months Ended										1 Months Ended	12 Months Ended			1 Months Ended	12 Months Ended
	Mar. 31, 2013 USD ($)	Jul. 31, 2009 USD ($)	Sep. 30, 2013 USD ($)	Jun. 30, 2013 USD ($) Ratio	Jun. 30, 2012 USD ($)	Mar. 02, 2013 USD ($)	Aug. 01, 2011 EUR (€)	Jul. 02, 2009 USD ($)	Aug. 31, 2012 4.125% Senior Notes, Due 2012 [Member] USD ($)	Sep. 30, 2013 4.125% Senior Notes, Due 2012 [Member]	Jun. 30, 2013 4.125% Senior Notes, Due 2012 [Member]	Jun. 30, 2012 4.125% Senior Notes, Due 2012 [Member]	Sep. 30, 2013 Euro Denominated Debt, Due In Varying Installments Through 2020 [Member] USD ($)	Jun. 30, 2013 Euro Denominated Debt, Due In Varying Installments Through 2020 [Member] USD ($)	Jun. 30, 2012 Euro Denominated Debt, Due In Varying Installments Through 2020 [Member] USD ($)	Sep. 30, 2013 Other Obligations; Due In Varying Installments 2014 [Member] USD ($)	Jun. 30, 2013 Other Obligations; Due In Varying Installments 2014 [Member] USD ($)	Jun. 30, 2012 Other Obligations; Due In Varying Installments 2014 [Member] USD ($)	Aug. 01, 2011 Euro Debt Facility [Member] EUR (€) SecurityLoan	Jun. 30, 2013 Euro Debt Facility [Member]	Aug. 01, 2011 Euro Debt Facility [Member] Minimum [Member]	Aug. 01, 2011 Euro Debt Facility [Member] Maximum [Member]	Jul. 31, 2011 New Five-Year Credit Facility [Member] USD ($)	Jun. 30, 2013 New Five-Year Credit Facility [Member]	Dec. 10, 2012 New Five-Year Credit Facility [Member] USD ($)	Jun. 30, 2012 New Five-Year Credit Facility [Member] USD ($)
Unsecured Senior Notes [Line Items]
Sale of aggregate principal amount of senior unsecured notes	$ 300	$ 1,400				$ 300		$ 1,400
Net proceeds from sale of aggregate principal amount of senior unsecured notes	298	1,374
Cash paid to repay senior notes upon maturity									250
Maturities of senior debt									250
Repurchase price percentage of the senior notes				101.00%
Number of tranches																			4
Assumed debt facility in connection with acquisition							9												9
Interest rate										4.125%	4.125%	4.125%									2.65%	3.75%
Outstanding balance on euro debt facility loans				11	12
Senior unsecured revolving credit facility, expiration date																				Sep. 30, 2020				Jul. 06, 2016
Line of Credit Facility Held for Number of Years																							5 years
Senior unsecured revolving credit facility, principal amount																							550		550
Increase in aggregate credit facility, principal amount																									750	750
Line of credit facility leverage ratio			3.5	3.5
Line of credit facility interest coverage ratio			3.50	3.5
Additional notes, loans and capital leases					1
Letters of credit and bank guarantees			22	24	21
Credit facility, amount outstanding													11	11	12
Other Obligations																4	0	1
Unamortized discount																$ 1.0